UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21943
Investment Company Act file number

Cantor Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

110 East 59th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Marlena Kaplan
110 East 59th Street, New York, NY 10022
 (Name and address of agent for service)

212-915-1811
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Cantor Opportunistic Alternatives Fund, LLC
Schedule of Investments
December 31, 2012
(Unaudited)

			Fair Value	Frequency of
	Shares	Cost	(in US Dollars)	Redemptions
INVESTMENTS IN NON U.S. INVESTMENT COMPANIES – 11.81%(a)(c)

Long Short Equity - General – 11.81%(a)
Pelham Long/Short Fund Ltd - Class A (Bermuda)	7,545.619	946,077	1,067,188	Monthly
Zebedee Focus Fund Limited (Cayman Islands)	4,104.214	559,353	719,517	Monthly
TOTAL INVESTMENTS IN NON U.S. INVESTMENT COMPANIES		1,505,430	1,786,705

INVESTMENTS IN U.S. INVESTMENT COMPANIES – 49.43%(a)(c)
Dedicated Short Bias - Short Equity - 2.07%(a)
Dialectic Antithesis Partners, LP		364,973	313,709	Quarterly
Event Driven - Distressed – 0.01%(a)
Xaraf Capital, LP		1,795	1,044	Quarterly

Long Short Equity - General – 19.46%(a)
Dialectic Capital Partners		1,450,000	1,314,979	Quarterly
Lafitte Fund I LP		1,166,522	1,627,526	Quarterly
		2,616,522	2,942,505
Long Short Equity - Sector – 27.89%(a)
CCI Technology Partners, L.P.		1,037,123	1,159,993	Quarterly
Echo Street Capital Partners, LP		1,222,497	1,492,568	Quarterly
Shannon River Partners II LP - Class A		1,176,679	1,564,978	Quarterly
		3,436,299	4,217,539

TOTAL INVESTMENTS IN U.S. INVESTMENT COMPANIES		6,419,589	7,474,797

SHORT TERM INVESTMENT – 23.56%(a)
State Street Institutional Investment Trust - Class I, 0.00%(b)	3,563,234	3,563,234	3,563,234

TOTAL SHORT TERM INVESTMENTS		3,563,234	3,563,234
TOTAL INVESTMENTS - 84.80%(a)		$11,488,253	12,824,736
Assets in Excess of Other Liabilities- 15.20%(a)			2,298,929
TOTAL NET ASSETS - 100.00%(a)			$15,123,665

Footnotes
a Percentages are stated as a percent of net assets.
b Rate indicated is the current yield as of December 31, 2012.
c Investments in investment companies are generally non-income producing.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of Investments	$15,007,229
Gross unrealized appreciation	1,523,520
Gross unrealized depreciation	(3,706,013)
Net unrealized depreciation	$(2,182,493)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for		Significant Other		Significant
	Identical Assets		Observable Inputs		Unobservable Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Investments
Non U.S. Investment Companies	$-		$1,786,705	(a)	$-	$1,786,705
U.S. Investment Companies	-		7,474,797	(a)	-	7,474,797
Short Term Investments	3,563,234	(b)	-		-	3,563,234
Total Investments	$3,563,234		$9,261,502		$-	$12,824,736

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short term investments that are sweep investments for cash balances in the Fund at December 31, 2012.

During the period ended December 31, 2012, there were no transfers between Levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cantor Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ Shawn Matthews
                                                 Shawn Matthews, President

Date          March 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Shawn Matthews
                                                 Shawn Matthews, President

Date          March 4, 2013

By (Signature and Title)    /s/ Marlena Kaplan
                                                    Marlena Kaplan, Secretary and Treasurer

Date          March 4, 2013